Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 22.4	$ 10.0
Certain Customers in China [Member] | Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	60.60%
Certain Customers in China [Member] | Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	22.50%
Certain Customers in China [Member] | Maximum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	39.40%
Certain Customers in China [Member] | Maximum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	19.60%
Certain Customers in China [Member] | Maximum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer three [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	13.00%
Australasia Regions [Member] | Certain Customers in China [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 3.8
Deferred revenue	13.6
Fuel [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	6.0
Fuel [Member] | European Union [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2.2
Fuel [Member] | Australasia Regions [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 3.8